Note 28 - Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2016	2015	2014
Income taxes paid (refunds received)	596	159	141
Interest paid	41	43	39
Interest received	4	7	12
Non-cash transactions:	2016	2015	2014
Capital lease obligations incurred	285	105	236